Intangible assets - Summary of Movements in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 8,333	€ 4,010	€ 4,960
Additions	7,043	2,787
Disposals	0	0
Amortization	(2,720)	(3,737)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,135	198	371
Additions	4,034	160
Disposals	0	0
Amortization	(97)	(333)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Internally developed software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,198	3,812	4,589
Additions	3,009	2,627
Disposals	0	0
Amortization	(2,623)	(3,404)
Amortization of disposals	0	0
Impairments	0	0
Reclassifications	0	0
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	18,017	10,974	8,187
Gross carrying amount [member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,206	1,172	1,012
Gross carrying amount [member] | Internally developed software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	12,811	9,802	7,175
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(9,684)	(6,964)	(3,227)
Accumulated impairment [member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(1,071)	(974)	(641)
Accumulated impairment [member] | Internally developed software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ (8,613)	€ (5,990)	€ (2,586)